Shareholder Fees (Vanguard Municipal Cash Management Fund Institutional)	Vanguard Municipal Cash Management Fund Vanguard Municipal Cash Management Fund - Investor Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none